Long-term investments - Combined financial information for the investee companies (Details)	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
Assets:
Cash and cash equivalents	¥ 602,270,607		¥ 584,762,494	¥ 746,388,408	$ 87,321,030
Financial investments	192,619,850		82,843,800		27,927,253
Prepaid expenses and other current assets	71,082,341		213,127,478		10,305,971
Long-term investments	495,994,880		560,038,353		71,912,498
Other non-current assets	67,203,542		31,277,378		9,743,598
TOTAL ASSETS	8,837,663,448		7,342,738,892		1,281,340,754
Liabilities:
Short-term borrowings	70,208,800		166,500,000		10,179,319
Accrued expenses and other current liabilities	476,034,533		268,966,550		69,018,520
Other non-current liabilities	51,193,049		12,019,348		7,422,294
TOTAL LIABILITIES	4,084,408,756		3,365,843,931		592,183,604
Total net revenue	3,562,950,115	$ 516,579,208	3,626,465,105	2,192,957,458
Net income (loss)	811,996,439	117,728,417	825,407,023	¥ (1,308,502,575)
Consolidated investee companies
Assets:
Cash and cash equivalents	274,926,779		327,483,767		39,860,636
Financial investments	2,952,624,941		4,291,549,384		428,090,376
Prepaid expenses and other current assets	454,270,439		1,331,030,237		65,863,023
Long-term investments	416,823,932		538,864,786		60,433,789
Other non-current assets	1,845,308,140		29,069,461		267,544,531
TOTAL ASSETS	5,943,954,231		6,517,997,635		861,792,355
Liabilities:
Short-term borrowings	38,711,000		136,611,562		5,612,567
Accrued expenses and other current liabilities	2,772,708,125		742,552,522		402,004,890
Long-term borrowings	926,420,194		2,611,819,014		134,318,302
Other non-current liabilities	1,376,249		5,738,967		199,537
TOTAL LIABILITIES	3,739,215,568		3,496,722,065		$ 542,135,296
Total net revenue	336,391,921	48,772,244	315,420,375
Net income (loss)	¥ (170,276,127)	$ (24,687,718)	¥ 123,545,201